Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Apr. 03, 2017
EQUITY ORIENTED | Macquarie Large Cap Value Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPDEX
EQUITY ORIENTED | Macquarie Labor Select International Equity Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DELPX
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPEMX
EQUITY ORIENTED | Macquarie Emerging Markets Portfolio II | DPT CLASS
Risk/Return:
Trading Symbol	DPEGX
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DPHYX
FIXED INCOME ORIENTED | Macquarie Core Plus Bond Portfolio | DPT CLASS
Risk/Return:
Trading Symbol	DCPFX